ACQUISITION AND DISPOSAL OF SUBSIDIARIES	12 Months Ended
Dec. 31, 2019
ACQUISITION AND DISPOSAL OF SUBSIDIARIES
ACQUISITION AND DISPOSAL OF SUBSIDIARIES

4.    ACQUISITION AND DISPOSAL OF SUBSIDIARIES

Acquisitions in 2019

BJ Shuhai

On January 2, 2019, the Company through its subsidiary, 21Vianet Beijing acquired 100% equity interests in BJ Shuhai at a total cash consideration of RMB98,255 (US$14,113) in installment upon achievement of certain conditions which is accounted as contingent consideration and the corresponding asset will only be recognized when the contingency is resolved. The purpose is to establish a new data center with the acquired property. As BJ Shuhai does not possess all the elements that are necessary to conduct normal operations as a business and had not yet commenced operations, such acquisition is accounted for as an acquisition of assets. As of December 31, 2019, the condition of the last payment of the total consideration was not yet met. RMB30,000 (US$4,309) in relation to the last payment was considered as a contingent consideration. The carrying amounts of the net identifiable assets of BJ Shuhai were as follows:

	RMB	US$
Net assets acquired:
Operating permits (Note 9)	100,380	14,419
Cash and cash equivalents	59	8
Other current assets	9,625	1,383
Right-of-use assets	129,937	18,664
Other current liabilities	(16,714)	(2,401)
Lease liabilities	(129,937)	(18,664)
Deferred tax liabilities	(25,095)	(3,605)
Total consideration in cash	68,255	9,804

Shihua Holdings 2

In March 2017, the Company and Warburg Pincus set up a joint venture, Shihua Holdings 2, with the equity interest of 49% and 51%, respectively (Note 12). The Company accounted for the investment in the joint venture under equity method investments for its ability to exercise significant influence.

In July 2019, the Company entered into restructuring agreements with Warburg Pincus and the transaction. Pursuant to the restructuring agreement, Shihua Holdings 2 transferred 100% of the equity interest in some subsidiaries at the consideration equivalent to the subsidiaries’ paid-in capital to Warburg Pincus’s wholly owned subsidiaries, Marble SH and Marble Holdings. Thereafter, Shihua Holdings 2 repurchased and cancelled all Warburg Pincus’s shares in Shihua Holdings 2. Upon completion of restructuring on August 20, 2019, the Company became the sole shareholder in Shihua Holdings 2, including its wholly owned subsidiary, Hongming Logistics. As Shihua Holdings 2 and its subsidiaries do not possess all the elements that are necessary to conduct normal operations as a business and had not yet commenced operations, such acquisition is accounted for as an acquisition of assets. The carrying amounts of the net identifiable assets of Shihua Holdings 2 at the acquisition date were as follows:

	RMB	US$
Net assets acquired:
Property and land use right	150,880	21,672
Construction-in-progress	465	67
Cash and cash equivalents	67,563	9,705
Other current assets	1,333,329	191,521
Other current liabilities	(1,203,894)	(172,929)
Deferred tax liabilities	(33,096)	(4,754)
Total consideration*	315,247	45,282

*Consideration transferred is the carrying amount of the previously held 49% of equity interest.

NT Chenghong

On December 24, 2019, the Company through its subsidiary, 21Vianet Beijing acquired 100% equity interests in NT Chenghong with total cash consideration of RMB80,000 (US$11,491). The purpose of this transaction for the Company is to acquire the property to establish a new data center. As NT Chenghong does not possess all the elements that are necessary to conduct normal operations as a business and had not yet commenced operations, such acquisition is accounted for as an acquisition of assets. The carrying amounts of the net identifiable assets of NT Chenghong at the acquisition date were as follows:

	RMB	US$
Net assets acquired:
Construction-in-progress	158,471	22,763
Equipment	13	2
Cash and cash equivalents	129	18
Other current assets	11,840	1,701
Other current liabilities	(88,830)	(12,760)
Deferred tax liabilities	(1,623)	(233)
Total consideration in cash	80,000	11,491

Disposals in 2017

In September 2017, six wholly-owned subsidiaries engaged in CDN, hosting area network services and route optimization businesses, namely Guangzhou Gehua Network Technology Development Co., Ltd., CYSD, Zhiboxintong (Beijing) Network Technology Co., Ltd., WiFire BJ, BJ Fastweb and SH Guotong (collectively, the "Wifire Entities") and Sichuan Aipu Network Co., Ltd. (“SC Aipu”) and its affiliates (collectively, the “Aipu Group”), which are engaged in the last-mile broadband business, were deconsolidated by the Company.

Disposal of WiFire Entities

In September 2017, the Company transferred 66.67% of the equity interest in the WiFire Entities for a nominal consideration of RMB6 yuan for each of the WiFire Entities to Beijing TUS Yuanchuang Technology Development Co., Ltd., a wholly-owned subsidiary of Tus-Holdings, the controlling shareholder of the Company. Upon completion of disposal, the Company accounted for the remaining 33.33% of equity interest in the WiFire Entities as equity method investments under ASC 323‑10 for its ability to exercise significant influence in the WiFire Entities.

Disposal of Aipu Group

In September 2017, the Company transferred two shares in SC Aipu to Mr. Jian Li, the Co-CEO and a director of SC Aipu, for a nominal consideration of RMB1 yuan. Immediately after the disposal, the Company’s ownership in SC Aipu changed from 50% equity interest plus one share to 50% equity interest minus one share and lost control. The Company accounted for the remaining equity interest as equity method investment for its ability to exercise significant influence in the Aipu Group.

Subsequently in December 2017, the Company transferred all the remaining 50% equity interest minus one share in SC Aipu to Tibet Xingtao Culture Communications Co., Ltd., one of SC Aipu’s shareholders, for a nominal consideration of RMB1 yuan.

In addition to the impairment losses for long-lived assets and goodwill of RMB401,808 and RMB766,440, respectively, recognized in relation to Wifire Entities and Aipu Group before the disposal, the Company recognized a gain on disposal of WiFire Entities and Aipu Group of RMB497,036 for the year ended December 31, 2017.